Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	$ 6,180	$ 6,019	$ 5,361	$ 5,287
Guaranteed Investment Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Guaranteed Investment Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,764	1,914
Guaranteed Investment Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Guaranteed Investment Contracts [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,764	1,914
Mutual Stock Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,135	1,035
Mutual Stock Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Mutual Stock Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Mutual Stock Funds [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,135	1,035
Equity And Index Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Equity And Index Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	3,281
Equity And Index Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets
Equity And Index Fund [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	3,281
Fair Value, Inputs, Level 1 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	1,135	1,035
Fair Value, Inputs, Level 2 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets	5,045	4,984
Fair Value, Inputs, Level 3 [Member]
Pension Plan (Details) - Pension Plan (Details) - Pension plan assets by level within the fair value hierarchy [Line Items]
Fair Value, Pension plan assets